SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION (Details 2) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the year	$ (545.5)	$ (288.4)
Other comprehensive (loss) income before reclassifications, net of tax	(158.4)	(274.9)
Reclassifications to net income, net of tax	20.9	17.8
Net current-period other comprehensive (loss) income, net of tax	(137.5)	(257.1)	$ 19.7
Balance at end of the year	(683.0)	(545.5)	(288.4)
Foreign Currency Translation
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the year	(19.9)	129.9
Other comprehensive (loss) income before reclassifications, net of tax	(139.0)	(149.8)
Net current-period other comprehensive (loss) income, net of tax	(139.0)	(149.8)
Balance at end of the year	(158.9)	(19.9)	129.9
Pension and Other Postretirement Benefits
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the year	(525.6)	(417.3)
Other comprehensive (loss) income before reclassifications, net of tax	(18.9)	(125.2)
Reclassifications to net income, net of tax	22.9	16.9
Net current-period other comprehensive (loss) income, net of tax	4.0	(108.3)
Balance at end of the year	(521.6)	(525.6)	(417.3)
Cash Flow Hedges
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the year		(1.0)
Other comprehensive (loss) income before reclassifications, net of tax	(0.5)	0.1
Reclassifications to net income, net of tax	(2.0)	0.9
Net current-period other comprehensive (loss) income, net of tax	(2.5)	1.0
Balance at end of the year	(2.5)		(1.0)
As Previously Reported
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the year	(547.3)
Net current-period other comprehensive (loss) income, net of tax		(266.2)	(3.1)
Balance at end of the year		(547.3)
Adjustments
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the year	$ 1.8
Net current-period other comprehensive (loss) income, net of tax		9.1	$ 22.8
Balance at end of the year		$ 1.8